UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	1/31

Date of reporting period:	4/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

REYNDERS, MCVEIGH CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2019 (Unaudited)

COMMON STOCKS — 97.33%	Shares	Fair Value

Denmark — 4.97%
Industrials — 0.96%
Vestas Wind Systems A/S	1,424	$129,370

Materials — 2.02%
Novozymes A/S, Class B(a)	5,872	270,935

Utilities — 1.99%
Orsted A/S(a)	3,489	267,955

Total Denmark		668,260

France — 1.95%
Consumer Staples — 1.95%
L'Oreal SA	958	261,726

Ireland — 3.03%
Consumer Staples — 3.03%
Kerry Group plc	3,606	407,917

Japan — 2.91%
Consumer Discretionary — 2.91%
Panasonic Corporation - ADR	42,532	391,507

Netherlands — 3.90%
Materials — 3.90%
Koninklijke DSM N.V.	4,604	524,165

Norway — 1.98%
Industrials — 1.98%
Tomra Systems ASA	8,710	266,613

See accompanying notes which are an integral part of this schedule of investments.

Sweden — 1.98%
Materials — 1.98%
BillerudKorsnas AB(a)	19,446	266,021

United Kingdom — 3.99%
Consumer Staples — 2.01%
Unilever plc - ADR	4,431	269,405

Information Technology — 1.98%
Halma plc	11,482	266,385

Total United Kingdom		535,790

United States — 72.62%
Communication Services — 8.81%
Alphabet, Inc., Class C(a)	336	399,329
New York Times Company (The), Class A	8,004	265,333
Walt Disney Company (The)	3,794	519,664
		1,184,326
Consumer Discretionary — 3.93%
American Eagle Outfitters, Inc.	11,277	268,167
NIKE, Inc., Class B	2,974	261,206
		529,373
Financials — 4.13%
Amalgamated Bank, Class A	16,670	282,557
MarketAxess Holdings, Inc.	980	272,763
		555,320
Health Care — 17.65%
Abbott Laboratories	5,000	397,801
Becton, Dickinson and Company	1,644	395,777
Danaher Corporation	2,996	396,790
Illumina, Inc.(a)	815	254,280
Novo Nordisk A/S, Class B - ADR	5,377	263,527
Stryker Corporation	2,086	394,066
Teladoc Health, Inc.(a)	4,732	269,156
		2,371,397
Industrials — 7.82%
Canadian National Railway Company	4,157	385,686
Rockwell Automation, Inc.	2,216	400,453
Xylem, Inc.	3,168	264,211
		1,050,350

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 23.51%
Analog Devices, Inc.	4,528	526,335
Apple, Inc.	1,268	254,450
Automatic Data Processing, Inc.	1,589	261,216
Fiserv, Inc.(a)	3,017	263,203
Mastercard, Inc., Class A	2,120	538,989
NVIDIA Corporation	2,089	378,109
PayPal Holdings, Inc.(a)	3,543	399,544
ShotSpotter, Inc.(a)	2,518	132,699
Xilinx, Inc.	3,371	404,992
		3,159,537
Materials — 2.95%
AptarGroup, Inc.	3,568	396,904

Real Estate — 1.87%
Redfin Corporation(a)	12,156	251,386

Utilities — 1.95%
Ormat Technologies, Inc.	4,497	262,445

Total United States		9,761,038

Total Common Stocks (Cost $12,918,388)		13,083,037

MONEY MARKET FUNDS - 8.80%	Shares	Fair Value

Federated Treasury Obligations Fund, Institutional Class, 2.08%(b)	1,183,485	1,183,485

Total Money Market Funds (Cost $1,183,485)		1,183,485

Total Investments — 106.13% (Cost $14,101,873)		14,266,522

Liabilities in Excess of Other Assets — (6.13)%		(824,273)

NET ASSETS — 100.00%		$13,442,249

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of April 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$271,883
Gross Unrealized Depreciation	(107,234)
Net Unrealized Appreciation	$164,649

As of April 30, 2019, the aggregate cost of securities for federal income tax purposes was $14,101,873 for the Reynders, McVeigh Core Equity Fund.

Reynders, McVeigh Core Equity Fund

Notes to the Schedule of Investments

April 30, 2019

(Unaudited)

The Reynders, McVeigh Core Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of trustees (“Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, Reynders, McVeigh Capital Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,083,037	$-	$-	$13,083,037
Money Market Funds	1,183,485	-	-	1,183,485
Total	$14,266,522	$-	$-	$14,266,522

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	6/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	6/25/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	6/25/2019